Personnel expenses - Disclosure of Movements in the Number of All Issues RSUs, PSUs and Share Options (Details)	12 Months Ended
	Dec. 31, 2025 shares SFr / shares	Dec. 31, 2024 shares SFr / shares
Personnel Expenses [Abstract]
Number of instruments outstanding, beginning of period (in shares) | shares	2,593,065	1,812,766
Number of instruments granted (in shares) | shares	2,005,764	1,882,880
Number of instruments forfeited, performance adjustment (in shares) | shares	(315,797)	(259,442)
Number of instruments forfeited (in shares) | shares	(215,828)	(195,725)
Number of instruments expired (in shares) | shares	0	(281,604)
Number of instruments exercised (in shares) | shares	(644,203)	(365,810)
Number of instruments outstanding, end of period (in shares) | shares	3,423,001	2,593,065
Weighted average exercise price of instruments outstanding at beginning of period (in CHF per share)	SFr 0.10	SFr 1.16
Weighted average exercise price of instruments granted (in CHF per share)	0.10	0.10
Weighted average exercise price of instruments forfeited, performance adjustment (in CHF per share)	0.10	0.10
Weighted average exercise price of instruments forfeited (in CHF per share)	0.10	0.10
Weighted average exercise price of instruments expired (in CHF per share)	0	6.89
Weighted average exercise price of instruments exercised (in CHF per share)	0.10	0.10
Weighted average exercise price of instruments outstanding at end of period (in CHF per share)	SFr 0.10	SFr 0.10
Number of share options outstanding at beginning of period (in shares) | shares	0	282,105
Number of share options granted (in shares) | shares	0	0
Number of share options forfeited, performance adjustment (in shares) | shares	0	0
Number of share options forfeited (in shares) | shares	0	0
Number of share options expired (in shares) | shares	0	(281,604)
Number of share options exercised (in shares) | shares	0	(501)
Number of share options outstanding at end of period (in shares) | shares	0	0
Weighted average exercise price of share options outstanding at beginning of period (in CHF per share)	SFr 0	SFr 6.89
Weighted average exercise price of share options granted (in CHF per share)	0	0
Weighted average exercise price of share options forfeited, performance adjustment (in CHF per share)	0	0
Weighted average exercise price of share options forfeited (in CHF per share)	0	0
Weighted average exercise price of share options expired (in CHF per share)	0	6.89
Weighted average exercise price of share options exercised (in CHF per share)	0	6.94
Weighted average exercise price of share options outstanding at end of period (in CHF per share)	SFr 0	SFr 0
Number of PSU and RSU outstanding at beginning of period (in shares) | shares	2,593,065	1,530,661
Number of RSU and PSU granted (in shares) | shares	2,005,764	1,882,880
Number of PSU and RSU forfeited, performance adjustment (in shares) | shares	(315,797)	(259,442)
Number of PSU and RSU forfeited (in shares) | shares	(215,828)	(195,725)
Number of PSU and RSU expired (in shares) | shares
Number of PSU and RSU exercised (in shares) | shares	(644,203)	(365,309)
Number of PSU and RSU outstanding at end of period (in shares) | shares	3,423,001	2,593,065
Weighted average exercise price of PSU and RSU outstanding at beginning of period (in CHF per share)	SFr 0.10	SFr 0.10
Weighted average exercise price of PSU and RSU granted (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU forfeited, performance adjustment (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU forfeited (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU expired (in CHF per share)	0	0
Weighted average exercise price of PSU and RSU exercised (in CHF per share)	0.10	0.10
Weighted average exercise price of PSU and RSU outstanding at end of period (in CHF per share)	SFr 0.10	0.10
Weighted average share price, at date of exercise (in CHF per share)		SFr 7.00